Segmentation of key figures (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Interest income	$ 245	$ 292	$ 110
Impairment charges and fair value gains on financial assets, net	38	(6)	(227)
Additions to restructuring provisions	(492)	(521)	(186)
Continuing operations
Disclosure of operating segments [line items]
Equity-based compensation of Novartis equity plans	(1,067)	(918)	(853)
Property, plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(1,345)	(1,482)	(1,303)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(202)	(301)	(157)
Right-of-use assets [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(305)
Intangible assets and goodwill [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(2,836)	(2,587)	(2,624)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,138)	(841)	(652)
Operating segments [member] | Innovative Medicines | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	18	107	(42)
Additions to restructuring provisions	(229)	(395)	(122)
Equity-based compensation of Novartis equity plans	(761)	(645)	(593)
Operating segments [member] | Innovative Medicines | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(952)	(1,075)	(916)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(100)	(239)	(84)
Operating segments [member] | Innovative Medicines | Right-of-use assets [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(247)
Operating segments [member] | Innovative Medicines | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(2,509)	(2,214)	(2,167)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(632)	(592)	(591)
Operating segments [member] | Sandoz | Continuing operations
Disclosure of operating segments [line items]
Additions to restructuring provisions	(165)	(32)	(61)
Equity-based compensation of Novartis equity plans	(67)	(53)	(52)
Operating segments [member] | Sandoz | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(283)	(285)	(270)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(101)	(60)	(73)
Operating segments [member] | Sandoz | Right-of-use assets [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(41)
Operating segments [member] | Sandoz | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(315)	(366)	(447)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(506)	(249)	(61)
Operating segments [member] | Corporate | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	20	(113)	(185)
Additions to restructuring provisions	(98)	(94)	(3)
Equity-based compensation of Novartis equity plans	(239)	(220)	(208)
Operating segments [member] | Corporate | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(110)	(122)	(117)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1)	(2)
Operating segments [member] | Corporate | Right-of-use assets [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(17)
Operating segments [member] | Corporate | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	$ (12)	$ (7)	$ (10)